Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives	9 Months Ended
Sep. 30, 2021
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	5 years
Software [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	5 years
Machinery and Equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	5 years
Minimum [Member] | Computers and office equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	3 years
Minimum [Member] | Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	3 years
Maximum [Member] | Computers and office equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	7 years
Maximum [Member] | Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	5 years